Share-based payments (Details)	12 Months Ended
	Dec. 31, 2020 item $ / shares shares	Dec. 31, 2019 $ / shares
2015 Restricted Stock Unit Plan (RSU)
Option plans
Number of vesting | item	3
2015 Restricted Stock Unit Plan (RSU) | Maximum
Option plans
Number of instruments reserved | shares	2,100,000
Vesting period	2 years
2019 Employee Stock Option Plan (ESOP)
Option plans
Exercise price		$ 16.75
Number of vesting | item	2
2019 Employee Stock Option Plan (ESOP) | Minimum
Option plans
Exercise price	$ 13.70
2019 Employee Stock Option Plan (ESOP) | Maximum
Option plans
Number of instruments reserved | shares	3,100,000
Exercise price	$ 17.19
Vesting period	4 years